Unrecognized equity method losses and cumulative unrecognized equity method losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Associates
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	₩ (183)	₩ (46)
Cumulative unrecognized equity method losses	(229)	(824)
Daewontos Co., Ltd.
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	0	0
Cumulative unrecognized equity method losses	0	(760)
JAEYANG INDUSTRY
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	0	0
Cumulative unrecognized equity method losses	0	(18)
Songrim Partners
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	(14)	(8)
Cumulative unrecognized equity method losses	(22)	(8)
Hyungje art printing
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	(45)	(38)
Cumulative unrecognized equity method losses	(83)	₩ (38)
MIEL CO.,LTD
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	(34)
Cumulative unrecognized equity method losses	(34)
IL GU FARM CO.,LTD
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	(90)
Cumulative unrecognized equity method losses	₩ (90)